UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2017

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (95.60%)
CONSUMER DISCRETIONARY – (15.68%)
Automobiles & Components – (4.20%)
Adient PLC	77,943	$6,546,433
Delphi Automotive PLC	40,310	3,966,504
		10,512,937
Consumer Durables & Apparel – (0.54%)
Hunter Douglas N.V. (Netherlands)	16,389	1,360,173
Media – (1.59%)
Liberty Global PLC, LiLAC Class C *	20,595	479,863
Liberty Global PLC, Series C *	107,220	3,506,094
		3,985,957
Retailing – (9.35%)
Amazon.com, Inc. *	16,286	15,656,546
CarMax, Inc. *	50,420	3,822,340
Liberty Expedia Holdings, Inc., Series A *	6,473	343,781
Liberty Interactive Corp., Liberty Ventures, Series A *	9,709	558,753
Liberty Interactive Corp., QVC Group, Series A *	31,664	746,321
Liberty TripAdvisor Holdings Inc., Series A *	8,978	110,878
Priceline Group Inc. *	1,205	2,206,138
		23,444,757
	Total Consumer Discretionary	39,303,824
CONSUMER STAPLES – (1.72%)
Food & Staples Retailing – (1.72%)
Costco Wholesale Corp.	26,190	4,302,755
	Total Consumer Staples	4,302,755
ENERGY – (10.13%)
Apache Corp.	220,210	10,085,618
Cabot Oil & Gas Corp.	153,260	4,099,705
Encana Corp. (Canada)	541,340	6,376,985
Occidental Petroleum Corp.	75,320	4,836,297
	Total Energy	25,398,605
FINANCIALS – (31.90%)
Banks – (10.23%)
JPMorgan Chase & Co.	127,788	12,205,032
Wells Fargo & Co.	243,814	13,446,342
		25,651,374
Diversified Financials – (19.22%)
Capital Markets – (4.76%)
Bank of New York Mellon Corp.	225,010	11,930,030
Consumer Finance – (8.17%)
American Express Co.	124,999	11,307,410
Capital One Financial Corp.	108,320	9,170,371
		20,477,781
Diversified Financial Services – (6.29%)
Berkshire Hathaway Inc., Class A *	49	13,462,260
Visa Inc., Class A	22,090	2,324,752
		15,787,012
		48,194,823

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.45%)
Multi-line Insurance – (1.17%)
Fairfax Financial Holdings Ltd. (Canada)	650	$337,350
Loews Corp.	54,140	2,591,140
		2,928,490
Property & Casualty Insurance – (1.28%)
Chubb Ltd.	13,480	1,921,574
Markel Corp. *	1,200	1,281,576
		3,203,150
		6,131,640
	Total Financials	79,977,837
HEALTH CARE – (4.99%)
Health Care Equipment & Services – (4.99%)
Aetna Inc.	44,230	7,033,013
Express Scripts Holding Co. *	43,910	2,780,381
UnitedHealth Group Inc.	13,740	2,690,979
	Total Health Care	12,504,373
INDUSTRIALS – (9.61%)
Capital Goods – (7.98%)
Johnson Controls International PLC	138,279	5,571,261
Orascom Construction Ltd. (United Arab Emirates)*	14,625	98,719
Safran S.A. (France)	53,280	5,443,270
United Technologies Corp.	76,670	8,899,854
		20,013,104
Transportation – (1.63%)
FedEx Corp.	18,080	4,078,486
	Total Industrials	24,091,590
INFORMATION TECHNOLOGY – (14.85%)
Semiconductors & Semiconductor Equipment – (2.22%)
Texas Instruments Inc.	62,160	5,572,022
Software & Services – (12.63%)
Alphabet Inc., Class A *	8,130	7,916,344
Alphabet Inc., Class C *	11,943	11,454,651
CommerceHub, Inc., Series A *	1,618	36,518
CommerceHub, Inc., Series C *	3,236	69,089
Facebook Inc., Class A *	40,400	6,903,148
Fang Holdings Ltd., Class A, ADR (China)*	107,690	436,144
Microsoft Corp.	37,510	2,794,120
Oracle Corp.	42,200	2,040,370
		31,650,384
	Total Information Technology	37,222,406
MATERIALS – (6.72%)
Axalta Coating Systems Ltd. *	100,720	2,912,822
Ecolab Inc.	13,460	1,731,091
LafargeHolcim Ltd. (Switzerland)	123,036	7,182,838
OCI N.V. (Netherlands)*	29,250	684,843

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2017 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	Praxair, Inc.	31,110	$4,347,312
		Total Materials	16,858,906
	TOTAL COMMON STOCK – (Identified cost $130,393,400)		239,660,296
PREFERRED STOCK – (2.62%)
CONSUMER DISCRETIONARY – (2.62%)
Retailing – (2.62%)
	Didi Chuxing Joint Co., Series A (China)*(a)	128,944	6,567,388
	TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		6,567,388
SHORT-TERM INVESTMENTS – (1.78%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $749,067 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $763,980)	$749,000	749,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $424,037 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.307%-4.50%, 02/01/27-07/01/47, total market value $432,480)	424,000	424,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $2,396,216 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.50%, 09/01/31-06/01/47, total market value $2,443,920)	2,396,000	2,396,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $898,082 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.71%-4.00%, 04/01/25-09/01/47, total market value $915,960)	898,000	898,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,467,000)		4,467,000
	Total Investments – (100.00%) – (Identified cost $138,819,979) – (b)		250,694,684
	Liabilities Less Other Assets – (0.00%)		(1,075)
	Net Assets – (100.00%)		$250,693,609

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,567,388 or 2.62% of the Fund's net assets as of September 30, 2017.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	September 30, 2017 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $140,364,862. At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$113,795,323
	Unrealized depreciation	(3,465,501)
	Net unrealized appreciation	$110,329,822

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	September 30, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.71%)
FINANCIALS – (91.90%)
Banks – (19.58%)
DBS Group Holdings Ltd. (Singapore)	108,251	$1,661,533
ICICI Bank Ltd., ADR (India)	33,891	290,107
JPMorgan Chase & Co.	37,480	3,579,715
PNC Financial Services Group, Inc.	14,140	1,905,648
U.S. Bancorp	57,560	3,084,640
Wells Fargo & Co.	61,110	3,370,216
		13,891,859
Diversified Financials – (47.93%)
Capital Markets – (25.00%)
Bank of New York Mellon Corp.	67,840	3,596,877
Brookfield Asset Management Inc., Class A (Canada)	32,740	1,352,162
Charles Schwab Corp.	37,680	1,648,123
Goldman Sachs Group, Inc.	11,760	2,789,354
Julius Baer Group Ltd. (Switzerland)	25,304	1,497,309
KKR & Co. L.P.	111,720	2,271,268
Moody's Corp.	8,370	1,165,188
S&P Global Inc.	7,930	1,239,538
State Street Corp.	22,740	2,172,580
		17,732,399
Consumer Finance – (11.40%)
American Express Co.	51,680	4,674,973
Capital One Financial Corp.	40,320	3,413,491
		8,088,464
Diversified Financial Services – (11.53%)
Berkshire Hathaway Inc., Class A *	18	4,945,320
Visa Inc., Class A	30,680	3,228,763
		8,174,083
		33,994,946
Insurance – (24.39%)
Insurance Brokers – (2.71%)
Marsh & McLennan Cos, Inc.	22,930	1,921,763
Multi-line Insurance – (5.54%)
American International Group, Inc.	16,370	1,004,954
Loews Corp.	61,150	2,926,639
		3,931,593
Property & Casualty Insurance – (9.90%)
Chubb Ltd.	19,966	2,846,153
Markel Corp. *	3,905	4,170,462
Trisura Group Ltd. (Canada)*	192	4,090
		7,020,705
Reinsurance – (6.24%)
Alleghany Corp. *	3,590	1,988,896
Everest Re Group, Ltd.	10,660	2,434,637
		4,423,533
		17,297,594
	Total Financials	65,184,399

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	September 30, 2017 (Unaudited)

		Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (0.04%)
Capital Goods – (0.04%)
	Brookfield Business Partners L.P. (Canada)	888	$26,329
		Total Industrials	26,329
INFORMATION TECHNOLOGY – (3.77%)
Software & Services – (3.77%)
	Alphabet Inc., Class A *	960	934,771
	Alphabet Inc., Class C *	1,315	1,261,230
	Cielo S.A. (Brazil)	69,111	479,630
		Total Information Technology	2,675,631
	TOTAL COMMON STOCK – (Identified cost $35,563,590)		67,886,359
SHORT-TERM INVESTMENTS – (2.26%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $268,024 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $273,360)	$268,000	268,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $152,013 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.307%-4.50%, 02/01/27-07/01/47, total market value $155,040)	152,000	152,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $859,077 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 05/01/32-06/01/47, total market value $876,180)	859,000	859,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $322,030 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.71%-4.00%, 04/01/25-09/01/47, total market value $328,440)	322,000	322,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,601,000)		1,601,000
	Total Investments – (97.97%) – (Identified cost $37,164,590) – (a)		69,487,359
	Other Assets Less Liabilities – (2.03%)		1,439,148
	Net Assets – (100.00%)		$70,926,507

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $37,177,284. At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$32,378,321
	Unrealized depreciation		(68,246)
	Net unrealized appreciation		$32,310,075

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (96.21%)
INFORMATION TECHNOLOGY – (2.06%)
Software & Services – (2.06%)
InterXion Holding N.V. (Netherlands)*	6,400	$325,952
Total Information Technology		325,952
REAL ESTATE – (94.15%)
Equity Real Estate Investment Trusts (REITs) – (94.15%)
Diversified REITs – (2.36%)
Forest City Realty Trust Inc., Class A	14,630	373,211
Health Care REITs – (4.86%)
Ventas, Inc.	4,280	278,756
Welltower Inc.	6,980	490,555
		769,311
Hotel & Resort REITs – (1.73%)
Host Hotels & Resorts Inc.	14,850	274,577
Industrial REITs – (13.33%)
DCT Industrial Trust Inc.	5,570	322,614
EastGroup Properties, Inc.	2,760	243,211
First Industrial Realty Trust, Inc.	11,160	335,805
Prologis, Inc.	7,470	474,046
Rexford Industrial Realty, Inc.	8,950	256,149
Terreno Realty Corp.	13,200	477,576
		2,109,401
Office REITs – (15.22%)
Alexandria Real Estate Equities, Inc.	2,980	354,531
Boston Properties, Inc.	3,470	426,394
Cousins Properties, Inc.	36,680	342,591
Great Portland Estates PLC (United Kingdom)	43,054	352,500
Hudson Pacific Properties Inc.	6,980	234,039
JBG SMITH Properties *	2,365	80,907
SL Green Realty Corp.	2,520	255,326
Vornado Realty Trust	4,730	363,643
		2,409,931
Residential REITs – (16.32%)
American Campus Communities, Inc.	8,080	356,732
Apartment Investment & Management Co., Class A	5,750	252,195
AvalonBay Communities, Inc.	2,570	458,539
Camden Property Trust	3,490	319,161
Equity Residential	5,360	353,385
Essex Property Trust, Inc.	2,130	541,084
Mid-America Apartment Communities, Inc.	2,830	302,470
		2,583,566
Retail REITs – (21.95%)
Acadia Realty Trust	17,060	488,257
Brixmor Property Group, Inc.	4,220	79,336
Cedar Realty Trust Inc.	15,540	87,335
DDR Corp.	7,020	64,303
Federal Realty Investment Trust	2,350	291,893
GGP Inc.	17,610	365,760
Kimco Realty Corp.	13,090	255,909

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Kite Realty Group Trust	3,909	$79,157
Ramco-Gershenson Properties Trust	6,250	81,313
Regency Centers Corp.	5,040	312,682
Retail Opportunity Investments Corp.	18,150	345,031
Simon Property Group, Inc.	6,360	1,024,024
		3,475,000
Specialized REITs – (18.38%)
CatchMark Timber Trust Inc., Class A	44,884	565,987
Crown Castle International Corp.	2,440	243,951
CubeSmart	10,400	269,984
CyrusOne Inc.	6,000	353,580
Extra Space Storage Inc.	3,030	242,158
Life Storage, Inc.	3,670	300,243
Public Storage	2,570	549,954
Weyerhaeuser Co.	11,270	383,518
		2,909,375
	Total Real Estate	14,904,372
TOTAL COMMON STOCK – (Identified cost $13,423,980)		15,230,324
PREFERRED STOCK – (0.37%)
REAL ESTATE – (0.37%)
Equity Real Estate Investment Trusts (REITs) – (0.37%)
Retail REITs – (0.37%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	1,770	43,259
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	630	15,479
	Total Real Estate	58,738
TOTAL PREFERRED STOCK – (Identified cost $56,935)		58,738
SHORT-TERM INVESTMENTS – (2.98%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $79,007 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/17-10/01/47, total market value $80,580)	$79,000	79,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 10/02/17, dated 09/29/17, repurchase value of $45,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.307%-4.50%, 02/01/27-07/01/47, total market value $45,900)	45,000	45,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.08%, 10/02/17, dated 09/29/17, repurchase value of $253,023 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 05/01/29-06/01/47, total market value $258,060)	253,000	253,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	September 30, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 10/02/17, dated 09/29/17, repurchase value of $95,009 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 09/01/24-10/01/47, total market value $96,900)	$95,000	$95,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $472,000)	472,000
		Total Investments – (99.56%) – (Identified cost $13,952,915) – (a)	15,761,062
		Other Assets Less Liabilities – (0.44%)	69,096
		Net Assets – (100.00%)	$15,830,158

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $14,007,905. At September 30, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$2,223,331
		Unrealized depreciation	(470,174)
		Net unrealized appreciation	$1,753,157

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
September 30, 2017 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2017 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$39,303,824	$–	$–
Consumer Staples	4,302,755	–	–
Energy	25,398,605	–	–
Financials	79,977,837	65,184,399	–
Health Care	12,504,373	–	–
Industrials	24,091,590	26,329	–
Information Technology	37,222,406	2,675,631	325,952
Materials	16,858,906	–	–
Real Estate	–	–	14,963,110
Total Level 1	239,660,296	67,886,359	15,289,062
Level 2 – Other Significant Observable Inputs:
Short-term securities	4,467,000	1,601,000	472,000
Total Level 2	4,467,000	1,601,000	472,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	6,567,388	–	–
Total Level 3	6,567,388	–	–
Total Investments	$250,694,684	$69,487,359	$15,761,062

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended September 30, 2017.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2017:

Davis Value Portfolio
Investment Securities:
Beginning balance	$4,929,155
Net increase in unrealized appreciation	1,638,233
Ending balance	$6,567,388

Net increase in unrealized appreciation during the period on Level 3 securities still held at September 30, 2017	$1,638,233

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
						Impact to
	Investments	Fair Value at	Valuation	Unobservable		Valuation from
Fund	at Value	September 30, 2017	Technique	Input	Amount	an Increase in Input
Davis Value Portfolio	Preferred Stock	$6,567,388	Market Approach	Transaction Price	$50.9321	Increase

The significant unobservable input listed in the table above is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. The "Impact to Valuation" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: November 27, 2017